Equity accounted investments - Summary of Financial Statements of Rand Refinery (Details) - ZAR (R) R in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers				R 172,313	R 126,173	R 72,124
Total comprehensive income				38,431	28,616	(33)
Non-current assets	R 88,163	R 81,860	R 74,909	88,163	81,860	74,909
Current assets	64,831	52,243	26,163	64,831	52,243	26,163
Non-current liabilities	(51,108)	(45,900)	(55,607)	(51,108)	(45,900)	(55,607)
Current liabilities	(20,541)	(17,487)	(14,327)	(20,541)	(17,487)	(14,327)
Equity-accounted investments	7,594	5,621	4,039	7,594	5,621	4,039
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	5,462	3,977	2,735	5,462	3,977	2,735
Dividends received				(667)	(103)	(111)
Reconciling items				(49)	(48)	(47)
Equity-accounted investments	5,413	3,929	2,688	R 5,413	3,929	2,688	R 2,492
Proportion of ownership interest in associate				50.00%
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	882	1,016	837	R 882	1,016	837
Preference shares redeemed				0	(114)	(187)
Dividends received	(156)	(112)	(8)	(329)	(112)	0
Fair value adjustment				(36)	(36)	(36)
Impairment				0	0	(120)
Redeemable preference shares below 44.4% interest				0	0	15
Reconciling items				(41)	(63)	(104)
Equity-accounted investments	649	691	397	R 649	691	397	R 239
Proportional share, as a percent				37.40%
Proportion of ownership interest in associate				44.40%
Separate | Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers				R 8,786	7,789	4,685
Total comprehensive income				4,301	2,688	613
Non-current assets	6,095	5,178	4,724	6,095	5,178	4,724
Current assets	6,728	4,635	2,535	6,728	4,635	2,535
Non-current liabilities	(1,443)	(1,304)	(1,236)	(1,443)	(1,304)	(1,236)
Current liabilities	(456)	(556)	(554)	(456)	(556)	(554)
Net assets (liabilities)	10,924	7,953	5,469	10,924	7,953	5,469
Separate | Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers				1,276	1,131	811
Total comprehensive income				646	903	777
Non-current assets	524	724	667	524	724	667
Current assets	2,022	2,079	1,433	2,022	2,079	1,433
Non-current liabilities	(87)	(56)	(111)	(87)	(56)	(111)
Current liabilities	(475)	(462)	(104)	(475)	(462)	(104)
Net assets (liabilities)	R 1,984	R 2,285	R 1,885	R 1,984	R 2,285	R 1,885